Vessels, net book value, textual (Details) $ / shares in Units, $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 04, 2017 USD ($)	Feb. 04, 2016 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2017 USD ($)	May 31, 2017	May 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Vessel acquisition cost				$ 67,787	$ 39,427
Proceeds from shipbuilding contract termination				0	9,413	$ 0
Insurance maximum amount				1,000,000
Impairment charges				442,274	0	0
Insurance Recoveries				10,879	0	0
Advances for vessels under construction and acquisitions and other vessel costs				0	46,863
Net loss attributed to common stockholders				$ (517,483)	$ (170,006)	$ (70,482)
Loss per share, basic and diluted | $ / shares				$ (5.41)	$ (2.11)	$ (0.89)
Time charter equivalent rate assumed for asset impairment				10 year average of historical 1 year time charter rates. During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 are extraordinary. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future.
Vessels Acquisition [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Acquired		3
Vessel acquisition cost		$ 39,265
Number Of Vessels Delivered									1	2
Newbuilding Vessels [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	$ 95,400
Astarte Electra and Phaidra [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost			$ 67,250
Number Of Vessels Delivered								3
Melite [Member]
Property, Plant and Equipment [Line Items]
Insurance maximum amount				$ 14,000
Property, plant and equipment, salvage value							$ 2,515
Impairment charges				19,807
Insurance Recoveries				11,528
Impaired Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment charges				422,466
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Impairment charges				3,362
Change of Time Charter Equivalent Rates Assumed for Asset Impairment [Member] | Impaired Vessels [Member]
Property, Plant and Equipment [Line Items]
Net loss attributed to common stockholders				$ (287,074)
Loss per share, basic and diluted | $ / shares				$ (3.00)